UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 95.73%
Consumer Discretionary – 3.00%
Lowe’s	4,983,466	$381,534,157
		381,534,157
Consumer Staples – 12.41%
Archer-Daniels-Midland	9,055,237	396,257,171
CVS Health	4,112,002	384,060,987
Kraft Heinz	4,419,062	395,461,858
Mondelez International	8,906,260	400,959,825
		1,576,739,841
Energy – 13.40%
Chevron	3,804,424	382,648,966
ConocoPhillips	9,406,684	386,144,378
Halliburton	8,919,899	383,644,856
Marathon Oil	10,072,252	151,285,225
Occidental Petroleum	5,182,422	398,269,131
		1,701,992,556
Financials – 12.39%
Allstate	5,541,082	382,113,015
Bank of New York Mellon	9,675,574	403,181,169
BB&T	10,470,523	403,115,135
Marsh & McLennan	5,709,787	386,152,895
		1,574,562,214
Healthcare – 21.13%
Abbott Laboratories	8,907,500	374,293,150
Cardinal Health	4,769,944	380,021,438
Express Scripts Holding †	5,231,175	380,306,423
Johnson & Johnson	3,222,712	384,598,450
Merck	6,442,842	404,546,049
Pfizer	10,957,258	381,312,578
Quest Diagnostics @	4,573,885	378,809,156
		2,683,887,244
Industrials – 9.04%
Northrop Grumman	1,788,832	379,357,602
Raytheon	2,768,734	387,982,695
Waste Management	5,969,699	381,702,554
		1,149,042,851
Information Technology – 12.12%
CA @	11,226,577	380,693,226
Cisco Systems	12,821,747	403,115,726
Intel	11,398,529	409,093,206
Xerox @	35,261,236	347,323,175
		1,540,225,333

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Schedule of investments
Delaware Value® Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Materials – 3.21%
EI du Pont de Nemours	5,864,004	$408,134,678
		408,134,678
Telecommunications – 5.99%
AT&T	9,309,508	380,572,687
Verizon Communications	7,278,633	380,890,865
		761,463,552
Utilities – 3.04%
Edison International	5,301,698	385,539,478
		385,539,478
Total Common Stock (cost $10,048,206,114)		12,163,121,904

	Principal amount°
Short-Term Investments – 3.90%
Discount Notes – 0.68%≠
Federal Home Loan Bank
0.311% 9/19/16	10,968,242	10,966,871
0.315% 11/1/16	21,815,187	21,804,105
0.331% 9/7/16	19,767,151	19,766,321
0.376% 9/21/16	15,079,532	15,077,436
0.376% 9/23/16	18,394,159	18,391,345
		86,006,078
Repurchase Agreements – 2.73%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $68,254,075 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $69,618,688)	68,253,582	68,253,582
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $113,756,823 (collateralized by U.S.
government obligations 0.362%–8.75%
7/31/17–2/15/45; market value $116,031,095)	113,755,970	113,755,970

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	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $164,878,822 (collateralized by U.S.
government obligations 0.00%–3.625%
11/17/16–8/15/43; market value $168,174,997)	164,877,448	$164,877,448
		346,887,000
U.S. Treasury Obligations – 0.49%≠
U.S. Treasury Bill
0.23% 10/6/16	40,314,427	40,305,598
0.255% 11/3/16	21,815,187	21,804,934
		62,110,532
Total Short-Term Investments (cost $495,000,295)		495,003,610

Total Value of Securities – 99.63%
(cost $10,543,206,409)		12,658,125,514

Receivables and Other Assets Net of Liabilities – 0.37%		47,173,240
Net Assets Applicable to 654,299,437 Shares Outstanding – 100.00%		$12,705,298,754

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $1,106,825,557, which represents 8.71% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Value® Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds II (Trust) - Delaware Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$10,543,206,409
Aggregate unrealized appreciation of investments	$2,423,755,376
Aggregate unrealized depreciation of investments	(308,836,271)
Net unrealized appreciation of investments	$2,114,919,105

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$12,163,121,904	$—	$12,163,121,904
Short-Term Investments	—	495,003,610	495,003,610
Total Value of Securities	$12,163,121,904	$495,003,610	$12,658,125,514

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: